DEFFERED TAXES AND OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Provision for warranty	$ 208	$ 238
Deferred taxes	0	5,381
Deferred revenues	90	93
Other long-term liabilities	$ 298	$ 5,712